Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2014	2013	2012
Shares outstanding	176,753,270	176,750,599	175,209,082
Treasury shares	1,837,984	1,178,323	776,355